                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina           February 15, 2012
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 98
Form 13F Information Table Value Total: (thousands) 256,889
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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Canal Insurance Company
and Canal Indemnity Company

SEC 13-F

                            as of 12/31/2011

                                                                                                      VOTING AUTHORITY
                                                                                               --------------------------------
                                                               Market Value Shares/Par         Investment
                                   Title of Class     CUSIP      (1000's)     Value    SH/PRN  Discretion    Sole    Shared None
         Name of Issuer            --------------  ----------- ------------ ---------- ------  ----------  --------- ------ ----
AMERIGROUP CORP 2.00% Conv Bond...     BOND        03073T-AB-8     2,264    1,600,000   PRN      Sole      1,600,000
CERADYNE INC 2.875% Conv Corp Bd..     BOND        156710-AA-3     2,875    2,875,000   PRN      Sole      2,875,000
COVANTA HOLDING 1.00% Conv Bd.....     BOND        22282E-AA-0       755      750,000   PRN      Sole        750,000
ENERSYS 3.375% Convertible Bond...     BOND        29275Y-AA-0     1,011    1,000,000   PRN      Sole      1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd..     BOND        527288-AX-2     1,364    1,190,000   PRN      Sole      1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd...     BOND        58470K-AA-2     1,185    1,000,000   PRN      Sole      1,000,000
NUANCE COMMUNIC 2.75% Conv Bds....     BOND        67020Y-AB-6     1,464    1,000,000   PRN      Sole      1,000,000
TRANSOCEAN INC 1.50% Conv Bd......     BOND        893830-AW-9     2,741    2,800,000   PRN      Sole      2,800,000
VERTEX PHARM 3.35% Corp Bond......     BOND        92532F-AN-0     1,048    1,000,000   PRN      Sole      1,000,000
AAR CORP..........................     COM         000361-10-5       192       10,000   SH       Sole         10,000
AGL RESOURCE INC..................     COM         001204-10-6       473       11,200   SH       Sole         11,200
AT&T INC..........................     COM         00206R-10-2       302       10,000   SH       Sole         10,000
ABBOTT LABORATORIES...............     COM         002824-10-0       562       10,000   SH       Sole         10,000
ADVANCED MICRO DEVICES INC........     COM         007903-10-7       432       80,000   SH       Sole         80,000
ALTRIA GROUP INC..................     COM         02209S-10-3       178        6,000   SH       Sole          6,000
ANADARKO PETROLEUM CORP...........     COM         032511-10-7     6,106       80,000   SH       Sole         80,000
APACHE CORP.......................     COM         037411-10-5     1,812       20,000   SH       Sole         20,000
BP AMOCO P L C ADR................     COM         055622-10-4     3,942       92,240   SH       Sole         92,240
BABCOCK & WILCOX CO New...........     COM         05615F-10-2     1,207       50,000   SH       Sole         50,000
BARD-C R-INC......................     COM         067383-10-9     2,223       26,000   SH       Sole         26,000
BARRICK GOLD CORP.................     COM         067901-10-8     1,791       39,576   SH       Sole         39,576
BAXTER INTERNATIONAL INC..........     COM         071813-10-9     3,464       70,000   SH       Sole         70,000
BECTON DICKINSON..................     COM         075887-10-9     2,989       40,000   SH       Sole         40,000
BHP BILLITON LTD..................     COM         088606-10-8     8,476      120,000   SH       Sole        120,000
BRISTOL MYERS SQUIBB CO...........     COM         110122-10-8     4,636      131,549   SH       Sole        131,549
BROCADE COMMUNICATIONS SYSTEMS....     COM         111621-30-6       519      100,000   SH       Sole        100,000
CVS CAREMARK CORP.................     COM         126650-10-0     2,447       60,000   SH       Sole         60,000
CAMPBELL SOUP CO..................     COM         134429-10-9     1,330       40,000   SH       Sole         40,000
CANADIAN PACIFIC RAILWAY LTD......     COM         13645T-10-0     3,221       47,600   SH       Sole         47,600
CENOVUS ENERGY INC................     COM         15135U-10-9     3,320      100,000   SH       Sole        100,000
CHEVRON CORP......................     COM         166764-10-0     9,495       89,240   SH       Sole         89,240
CISCO SYSTEMS.....................     COM         17275R-10-2     5,786      320,000   SH       Sole        320,000
CONOCOPHILLIPS....................     COM         20825C-10-4     9,109      125,000   SH       Sole        125,000
DOMINION RESOURCES INC............     COM         25746U-10-9     1,833       34,528   SH       Sole         34,528
DUPONT DENEMOURS & CO.............     COM         263534-10-9       961       21,000   SH       Sole         21,000
DUKE ENERGY HOLDING CORPORATION...     COM         26441C-10-5     5,236      238,000   SH       Sole        238,000
EMC CORP..........................     COM         268648-10-2     3,264      151,553   SH       Sole        151,553
ECHO GLOBAL LOGISTICS INC.........     COM         27875T-10-1       111        6,900   SH       Sole          6,900
ENCANA CORPORATION................     COM         292505-10-4     1,853      100,000   SH       Sole        100,000
EXXON MOBIL CORP..................     COM         30231G-10-2    10,595      125,000   SH       Sole        125,000
FLUOR CORP NEW....................     COM         343412-10-2     2,010       40,000   SH       Sole         40,000
FLOWERS FOODS.....................     COM         343498-10-1     1,730       91,162   SH       Sole         91,162
FREEPORT MCMORAN COPPER & GOLD....     COM         35671D-85-7       910       24,740   SH       Sole         24,740
GENERAL DYNAMICS CORPORATION......     COM         369550-10-8     1,328       20,000   SH       Sole         20,000
GENERAL ELECTRIC CO...............     COM         369604-10-3       716       40,000   SH       Sole         40,000
GLOBAL PAYMENTS INC...............     COM         37940X-10-2     2,559       54,000   SH       Sole         54,000
HARRIS CORP.......................     COM         413875-10-5     1,442       40,000   SH       Sole         40,000
HEWLETT PACKARD COMPANY...........     COM         428236-10-3     3,864      150,000   SH       Sole        150,000
HOME DEPOT INC....................     COM         437076-10-2     3,363       80,000   SH       Sole         80,000
HUNTINGTON INGALLS INDUSTRIES.....     COM         446413-10-6       290        9,285   SH       Sole          9,285
ILLINOIS TOOL WORKS INC...........     COM         452308-10-9       280        6,000   SH       Sole          6,000
INTEL CORP........................     COM         458140-10-0     2,425      100,000   SH       Sole        100,000
INTERNATIONAL BUSINESS MACHS CORP.     COM         459200-10-1    15,262       83,000   SH       Sole         83,000
JPMORGAN CHASE & CO...............     COM         46625H-10-0     1,995       60,000   SH       Sole         60,000
JOHNSON & JOHNSON.................     COM         478160-10-4     6,558      100,000   SH       Sole        100,000
KRAFT FOODS INC...................     COM         50075N-10-4       190        5,076   SH       Sole          5,076
L-3 COMMUNICATIONS HLDGS..........     COM         502424-10-4       667       10,000   SH       Sole         10,000
LINCOLN NATIONAL CORP.............     COM         534187-10-9       441       22,734   SH       Sole         22,734
LOCKHEED MARTIN CORPORATION.......     COM         539830-10-9     6,472       80,000   SH       Sole         80,000
MCDERMOTT INTERNATIONAL INC.......     COM         580037-10-9     2,302      200,000   SH       Sole        200,000

MERCK & COMPANY New................... COM   58933Y-10-5 4,147  110,000 SH  Sole  110,000
MICROSOFT CORP........................ COM   594918-10-4 8,567  330,000 SH  Sole  330,000
MONSANTO COMPANY...................... COM   61166W-10-1   717   10,234 SH  Sole   10,234
NEWMONT MINING CORP................... COM   651639-10-6 4,054   67,561 SH  Sole   67,561
NORTHROP GRUMMAN CORP................. COM   666807-10-2 3,258   55,712 SH  Sole   55,712
NUANCE COMMUNICATIONS INC............. COM   67020Y-10-0    50    2,000 SH  Sole    2,000
ORBITAL SCIENCES CORP................. COM   685564-10-6 1,216   83,700 SH  Sole   83,700
PFIZER INC............................ COM   717081-10-3 4,459  206,050 SH  Sole  206,050
PHILIP MORRIS INTERNATIONAL........... COM   718172-10-9   235    3,000 SH  Sole    3,000
PIEDMONT NATURAL GAS COMPANY INC...... COM   720186-10-5 8,677  255,365 SH  Sole  255,365
POWERSHARES DB INDEX COMMODITY ETF.... COM   73935S-10-5   671   25,000 SH  Sole   25,000
PROGRESS ENERGY INC................... COM   743263-10-5 2,241   40,000 SH  Sole   40,000
ULTRASHORT S&P 500 PROSHARES ETF...... COM   74347R-88-3 7,716  400,000 SH  Sole  400,000
RAYTHEON CO........................... COM   755111-50-7 6,459  133,500 SH  Sole  133,500
SCANA CORP............................ COM   80589M-10-2 2,073   46,000 SH  Sole   46,000
SCANSOURCE INC........................ COM   806037-10-7 2,827   78,535 SH  Sole   78,535
SCHLUMBERGER LTD...................... COM   806857-10-8 5,533   81,000 SH  Sole   81,000
SPECTRA ENERGY CORP................... COM   847560-10-9 4,766  155,000 SH  Sole  155,000
TEXAS INSTRUMENTS INC................. COM   882508-10-4 1,456   50,000 SH  Sole   50,000
THERMO FISHER SCIENTIFIC INC.......... COM   883556-10-2   899   20,000 SH  Sole   20,000
TRIMBLE NAVIGATIONS LTD............... COM   896239-10-0 1,302   30,000 SH  Sole   30,000
UNITED TECHNOLOGIES CORP.............. COM   913017-10-9 8,405  115,000 SH  Sole  115,000
VERTEX PHARMACEUTICALS................ COM   92532F-10-0   664   20,000 SH  Sole   20,000
WILLIAMS COMPANIES.................... COM   969457-10-0 5,283  160,000 SH  Sole  160,000
XEROX CORPORATION..................... COM   984121-10-3 1,194  150,000 SH  Sole  150,000
ZIMMER HOLDINGS INC................... COM   98956P-10-2   267    5,000 SH  Sole    5,000
COVIDIEN LTD.......................... COM   G2554F-11-3 1,125   25,000 SH  Sole   25,000
NABORS INDUSTRIES LTD................. COM   G6359F-10-3   624   36,000 SH  Sole   36,000
TRANSOCEAN INC........................ COM   H8817H-10-0   921   23,992 SH  Sole   23,992
BHP BILLITON LTD 01/21/12 CALLS....... CALL  088606-10-8    (2)  40,000 SH  Sole   40,000
BROCADE COMMUNICATIONS 01/21/12 CALLS. CALL  111621-30-6   (11) 100,000 SH  Sole  100,000
CISCO SYSTEMS 01/21/2012 CALLS........ CALL  17275R-10-2   (34)  40,000 SH  Sole   40,000
CVS CAREMARK CORP 01/21/12 CALLS...... CALL  126650-10-0   (42)  30,000 SH  Sole   30,000
EXXON MOBIL CORP 01/21/12 CALLS....... CALL  30231G-10-2   (29)  20,000 SH  Sole   20,000
GENERAL ELECTRIC CO 01/21/12 CALLS.... CALL  369604-10-3   (79)  40,000 SH  Sole   40,000
HOME DEPOT INC 01/21/12 CALLS......... CALL  437076-10-2   (62)  40,000 SH  Sole   40,000
INTEL CORP 01/21/12 CALLS............. CALL  458140-10-0   (32)  40,000 SH  Sole   40,000
MICROSOFT CORP 01/21/12 CALLS......... CALL  594918-10-4    (6)  40,000 SH  Sole   40,000